EuroPacific Growth Fund® Prospectus Supplement January 2, 2020 (for prospectus dated June 1, 2019, as supplemented to date)

The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the prospectus:

Effective January 6, 2020, Noriko H. Chen, Partner, Capital International Investors, serves as an equity portfolio manager for the fund. Noriko has 29 years of experience in total (21 years with Capital Research and Management Company or affiliate). She has less than 1 year of experience in managing the fund.

Effective January 6, 2020, Gerald Du Manoir, Partner, Capital International Investors, serves as an equity portfolio manager for the fund. Gerald has 30 years of experience in total (29 years with Capital Research and Management Company or affiliate). He has less than 1 year of experience in managing the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-393-0120P Printed in USA CGD/AFD/10039-S75932

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

EuroPacific Growth Fund® Statement of Additional Information Supplement January 2, 2020 (for statement of additional information dated June 1, 2019, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended to read as follows. Except as noted below, footnotes to the table remain unchanged.

The following table reflects information as of March 31, 2019:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Carl M. Kawaja	Over $1,000,000	3	$230.1	2	$5.84	None
Christopher Thomsen	Over $1,000,000	2	$48.1	1	$0.58	None
Noriko H. Chen[6]	$100,001 – $500,000	3	$139.4	3	$6.66	None
Gerald Du Manoir[6]	$100,001 – $500,000	3	$2.5	6	$4.42	804[7]	$21.29
Nicholas J. Grace	$500,001 – $1,000,000	3	$43.7	1	$0.58	None
Jonathan Knowles	$100,001 – $500,000	4	$172.9	3	$5.53	None
Lawrence Kymisis	$100,001 – $500,000	None		None		None
Sung Lee	$500,001 – $1,000,000	3	$106.6	None		None
Jesper Lyckeus	$100,001 – $500,000	2	$11.2	None		None
Lara Pellini[4]	$100,001 – $500,000[5]	None		None		None
Andrew B. Suzman	Over $1,000,000	21	$298.6	None		None
[6]	Information is as of October 31, 2019.
[7]	The advisory fee of four of these accounts (representing $2.65 billion in total assets) is based partially on their investment results.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-392-0120O CGD/10149-S75936